3. Approval of consolidated financial statements	12 Months Ended
Dec. 31, 2018
Approval Of Consolidated Financial Statements [Abstract]
Approval of consolidated financial statements

3.   Approval of consolidated financial statements

The consolidated financial statement was authorized for issue by Management on March 13, 2019.